Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.9%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.4920%, 9/15/34ž,‡	$11,417,538	$11,310,612
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	8,916,700	8,930,296
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 6.0426%, 6/15/40ž,‡	40,760,000	40,909,565
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	503,517	495,297
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	1,530,509	1,494,983
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,792,761	1,705,637
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	3,916,330	3,880,783
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	23,031,384	22,858,772
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	25,378,954	25,015,903
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	18,633,063	18,685,634
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	2,280,925	2,097,225
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5552%, 10/24/36ž,‡	29,842,000	29,910,729
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	480,435	479,548
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.4895%, 1/22/35ž,‡	24,995,203	25,058,661
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 7/20/37ž,‡	5,292,308	5,315,725
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,702,612
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4931%, 1/27/50ž,‡	9,329,952	8,164,965
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.5072%, 11/27/48ž,‡	2,077,000	1,994,555
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.4144%, 11/27/48ž,‡	4,286,000	4,092,340
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	13,179,047	12,145,838
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	10,219,023	8,671,996
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6461%, 7/15/37ž,‡	36,066,000	36,176,394
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/42ž,‡	25,528,000	25,428,838
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	20,831,000	22,025,097
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	28,846,033
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,681,045
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,965,000	2,789,731
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,732,197
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	18,764,000	18,731,212
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2265%, 2/15/36ž,‡	14,912,300	14,895,189
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3762%, 9/15/36ž,‡	15,447,964	15,387,333
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0762%, 9/15/36ž,‡	16,171,679	16,053,012
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0610%, 4/15/39ž,‡	13,024,636	13,007,533
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2518%, 11/15/28ž,‡	18,578,211	18,578,169
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0008%, 11/15/28ž,‡	15,919,610	15,919,325
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	26,045,578	26,075,428
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9017%, 8/15/39ž,‡	11,245,786	11,264,209
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1933%, 10/15/41ž,‡	29,782,657	29,970,453
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6046%, 12/15/39ž,‡	16,294,394	16,308,596

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9541%, 12/15/39ž,‡	$11,257,257	$11,266,809
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8032%, 7/15/29ž,‡	24,841,746	24,836,616
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	33,959,000	34,244,058
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	7,887,000	8,026,191
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	4,221,000	4,318,715
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4787%, 2/15/35ž,‡	25,165,000	25,068,622
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.9419%, 7/15/42ž,‡	23,236,000	23,261,336
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4556%, 3/15/30ž,‡	31,970,000	31,770,694
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7052%, 3/15/30ž,‡	6,996,000	6,943,921
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.7551%, 4/15/40ž,‡	12,661,000	12,649,086
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 5.0765%, 8/15/36ž,‡	5,993,000	5,739,830
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,042,286
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9535%, 8/15/41ž,‡	17,061,000	17,038,463
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6026%, 8/15/41ž,‡	12,544,811	12,711,432
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7111%, 1/22/35ž,‡	16,984,000	17,012,983
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.2811%, 1/22/35ž,‡	6,819,244	6,832,895
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9318%, 9/15/38ž,‡	21,107,000	21,126,012
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,588,260	8,499,433
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	816,795
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,867,990	15,295,870
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,992,082	5,629,038
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,592,148	17,646,173
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,846,356	49,957,483
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 2/25/50ž,‡	12,859,481	12,626,532
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.6311%, 7/18/31ž,‡	6,807,479	6,816,700
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1410%, 1/23/35ž,‡	5,524,216	5,538,636
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	326,530	317,619
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	40,120,000	40,692,127
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	21,257,000	21,540,527
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	13,235,000	13,349,849
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3052%, 11/25/41ž,‡	32,457,527	32,680,466
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9552%, 12/25/41ž,‡	11,430,000	11,491,576
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3052%, 1/27/42ž,‡	12,368,000	12,650,007
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2052%, 4/25/42ž,‡	3,725,664	3,741,556
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3052%, 4/25/42ž,‡	9,001,000	9,251,293
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8062%, 9/25/42ž,‡	10,453,980	10,623,857
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6062%, 5/25/43ž,‡	10,202,386	10,415,998
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0052%, 7/27/43ž,‡	7,533,142	7,577,926
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2562%, 9/25/43ž,‡	3,386,774	3,413,809
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/26/43ž,‡	6,675,108	6,696,138
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/44ž,‡	6,571,330	6,568,266

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 3/25/44ž,‡	$4,325,943	$4,326,802
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4052%, 5/25/44ž,‡	5,646,293	5,645,506
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 7/25/44ž,‡	3,598,261	3,595,740
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4062%, 1/25/45ž,‡	4,167,095	4,169,358
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4562%, 2/27/45ž,‡	7,971,173	7,978,920
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,‡	14,559,000	14,631,716
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	4,084,726	4,123,713
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	672,120	674,078
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 10/15/36ž,‡	16,432,000	16,456,640
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,334,348	4,302,939
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	4,357,481	4,412,750
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,496,633
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,323,936
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	31,847,540
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	6,852,820	6,864,682
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,576,290	3,114,517
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,698,585	4,341,781
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,510,158
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	11,145,432	11,243,184
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	24,120,000	24,120,000
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	235,521	235,152
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5065%, 7/15/38ž,‡	7,804,465	7,801,780
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	6,021,492	5,424,727
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	8,404,402	7,530,329
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	9,132,711	9,287,890
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	8,730,437	8,889,537
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	6,011,562	6,072,318
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	11,237,750	11,162,857
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	12,394,918	12,451,260
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	14,101,000	14,118,110
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	8,911,000	8,910,885
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	10,143,323	9,713,095
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	17,833,646	15,093,040
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	2,712,799	2,688,445
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8052%, 10/25/41ž,‡	4,536,171	4,549,424
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1552%, 11/25/41ž,‡	3,695,427	3,686,185
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4052%, 9/25/41ž,‡	5,220,531	5,262,444
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.2552%, 12/25/41ž,‡	13,860,718	13,834,729
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6552%, 12/25/41ž,‡	6,594,891	6,684,411
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6052%, 2/25/42ž,‡	1,665,318	1,669,601
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4052%, 3/25/42ž,‡	2,932,350	2,949,662
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6052%, 8/25/42ž,‡	4,104,636	4,180,414
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4062%, 4/27/43ž,‡	4,367,878	4,437,374
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3052%, 6/25/43ž,‡	710,682	715,070
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1552%, 11/25/43ž,‡	6,577,146	6,630,670
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/44ž,‡	10,664,515	10,678,415
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3052%, 10/25/44ž,‡	3,510,513	3,509,442
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3552%, 1/25/45ž,‡	8,098,738	8,102,987

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5052%, 5/25/45ž,‡	$5,270,831	$5,280,635
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4552%, 2/27/45ž,‡	19,113,411	19,109,124
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	5,263,000	4,878,807
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	18,672,269	15,871,690
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	18,099,932	18,213,949
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.5955%, 1/20/39ž,‡	27,405,000	27,446,107
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	7,709,000	7,723,309
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0030%, 5/15/41ž,‡	29,946,000	30,030,046
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9646%, 11/25/41ž,‡	34,333,000	34,342,280
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2410%, 1/23/35ž,‡	5,360,143	5,376,523
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,630,798
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	26,188,000	26,340,841
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	19,839,000	19,867,243
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,418,047
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,665,958	1,654,220
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	644,000	638,219
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	9,903,204	9,910,585
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6118%, 3/15/42ž,‡	21,828,000	21,773,439
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,458,818	1,459,033
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9029%, 6/15/39ž,‡	19,813,000	19,820,748
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	3,193,769	3,180,511
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	3,048,070	3,087,924
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	6,407,000	6,438,684
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,569,889
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,380,862
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	24,974,512
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5265%, 3/15/38ž,‡	1,642,688	1,633,407
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6070%, 5/15/39ž,‡	36,759,000	35,589,925
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1057%, 5/15/39ž,‡	6,155,000	5,687,183
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	4,878,717	4,906,793
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.8605%, 10/16/37ž,‡	11,944,000	11,966,064
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6295%, 7/20/37ž,‡	37,139,704	37,255,361
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	19,768,000	19,768,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,474,342	1,477,261
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	9,592,740	8,868,567
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	12,104,158	11,194,392
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	7,060,290	6,005,085
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	8,080,589	7,904,950
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2274%, 4/15/38ž,‡	3,421,596	3,421,518
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7774%, 4/15/38ž,‡	12,522,636	12,523,929
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	24,157,798	24,157,798
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	7,795,761
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	884,798	866,208
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	15,362,946	15,303,610
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,417,757
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9531%, 3/15/41ž,‡	35,750,000	35,772,745
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	1,822,662	1,803,584

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	$3,958,872	$3,840,768
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	12,870,930	12,973,223
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	24,903,000	24,950,316
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 10/19/37ž,‡	17,357,000	17,384,082
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	12,053,907	11,811,427
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,773,895
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.8632%, 7/20/37ž,‡	7,550,000	7,561,376
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5298%, 10/17/36ž,‡	24,995,203	25,038,870
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8161%, 7/15/37ž,‡	2,354,880	2,358,634
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,336,461	3,679,978
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	11,474,784	9,688,476
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4009%, 11/15/40ž,‡	3,566,739	3,566,712
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5477%, 11/15/40ž,‡	4,126,381	4,126,714
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	12,563,667	12,134,540
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	13,576,105	13,118,552
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	6,817,385	6,819,376
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	5,398,188	5,250,985
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	16,884,499	15,774,098
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	49,100,000	49,643,348
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2311%, 1/22/35ž,‡	5,891,224	5,912,432
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	22,282,976	22,941,685
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	12,061,633	12,368,516
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	7,847,400	7,949,723
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	9,339,175	9,385,192
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,569,678
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	1,387,360	1,394,232
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5118%, 3/15/35ž,‡	29,118,000	28,925,397
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8540%, 11/15/34ž,‡	27,937,000	27,919,121
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,872,279	1,645,778
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	732,437	646,032
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6495%, 7/21/37ž,‡	24,810,000	24,892,186
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3120%, 1/15/39ž,‡	10,990,000	10,946,150
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1570%, 11/15/38ž,‡	1,971,278	1,970,062
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,213	5,047,713
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6049%, 4/15/42ž,‡	8,177,000	8,161,740
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%, 10/21/37ž,‡	25,800,000	25,903,314
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	14,644,028	15,966,860
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	7,720,099	7,775,465
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	7,590,000	7,610,356
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	23,414,873	24,773,931
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	11,573,323	10,678,377
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	17,832,000	17,699,097
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,803,924
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3265%, 7/15/39ž,‡	8,418,000	8,168,490
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8195%, 7/20/37ž,‡	10,074,095	10,088,242
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6765%, 2/15/40ž,‡	1,690,876	1,691,042
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	29,711,000	29,825,955
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,596,647	3,283,869
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,297,541	8,178,288
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	1,247,498	1,237,085
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	8,460,023	7,776,468

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	$4,778,406	$4,796,571
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	7,932,297	8,048,894
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	10,141,042	10,182,239
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	28,605,897	28,787,120
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	11,155,154	11,300,629
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	19,476,262	19,576,249
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	15,301,810	15,270,466
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	24,335,357	24,236,025
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	14,829,108	14,841,673
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	12,743,168	12,765,398
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	5,651,483	5,679,218
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	16,147,471	16,202,008
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	7,072,607	7,110,067
Woodward Capital Management 2025-CES5 A1A, 5.6870%, 5/25/55‡	9,311,508	9,387,774
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	6,548,000	6,580,879
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,938,338,880)		2,941,104,842
Bank Loans and Mezzanine Loans – 0.5%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 1 Month + 2.5000%, 6.8268%, 8/4/31‡	29,689,367	29,620,785
Consumer Cyclical – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.0487%, 10/16/31‡	12,750,925	12,795,298
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5768%, 10/23/28‡	23,224,295	23,235,675
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.3268%, 9/30/31‡	14,930,970	14,899,913
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.5456%, 8/18/31‡	27,252,055	27,282,305
		42,182,218
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0456%, 4/10/31‡	37,445,835	37,223,407
Total Bank Loans and Mezzanine Loans (cost $144,978,322)		145,057,383
Corporate Bonds – 10.5%
Banking – 2.8%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	47,490,000	48,674,855
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,304,927
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	78,359,000	79,630,099
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	24,967,977
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,650,936
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,342,805
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,487,491
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	24,550,196
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,959,000	18,283,107
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,786,708
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	51,103,932
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	12,097,000	14,061,414
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	24,815,000	25,395,863
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	21,952,000	22,511,524
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	21,125,000	21,663,243
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,692,239
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,740,420
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	24,453,923
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	25,779,227
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	7,381,000	7,574,866
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	10,386,000	10,704,536
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	24,959,396
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	23,966,000	24,404,195
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	14,133,000	14,385,670
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	34,519,000	35,882,139
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,263,910
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	20,690,000	21,061,460
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	22,770,000	23,202,173

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	$20,457,000	$17,363,530
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	43,951,000	45,086,584
		749,969,345
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	22,767,000	23,426,255
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	1,131,000	1,144,437
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	4,985,000	5,114,725
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	14,182,000	14,921,691
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	34,751,000	35,082,740
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	32,079,309
LPL Holdings Inc, 5.2000%, 3/15/30	8,509,000	8,641,118
LPL Holdings Inc, 5.1500%, 6/15/30	13,703,000	13,872,901
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	20,220,275
LPL Holdings Inc, 5.6500%, 3/15/35	14,248,000	14,325,267
LPL Holdings Inc, 5.7500%, 6/15/35	16,998,000	17,196,611
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	32,253,149
		218,278,478
Capital Goods – 0.4%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	14,280,000	14,487,991
Berry Global Inc, 5.8000%, 6/15/31	32,563,000	34,217,608
Berry Global Inc, 5.6500%, 1/15/34	5,911,000	6,100,047
Boeing Co/The, 5.1500%, 5/1/30	19,729,000	20,086,086
Boeing Co/The, 6.3880%, 5/1/31	19,467,000	20,921,073
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	15,902,000	16,352,343
		112,165,148
Communications – 0.5%
AppLovin Corp, 5.3750%, 12/1/31	18,923,000	19,255,556
AppLovin Corp, 5.5000%, 12/1/34	22,083,000	22,420,772
AppLovin Corp, 5.9500%, 12/1/54	6,403,000	6,253,371
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	45,850,000	49,098,038
T-Mobile USA Inc, 5.1250%, 5/15/32	14,809,000	15,102,114
T-Mobile USA Inc, 5.3000%, 5/15/35	32,085,000	32,487,232
		144,617,083
Consumer Cyclical – 0.7%
CBRE Services Inc, 5.9500%, 8/15/34	33,063,000	34,809,316
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,507,662
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,714,171
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,600,849
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,347,704
General Motors Co, 5.6250%, 4/15/30	12,997,000	13,284,258
General Motors Co, 6.2500%, 4/15/35	11,113,000	11,433,479
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,421,053
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,239,594
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,915,870
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	14,546,000	14,493,953
LKQ Corp, 5.7500%, 6/15/28	13,113,000	13,510,001
VICI Properties LP, 5.6250%, 4/1/35	16,210,000	16,359,012
ZF North America Capital Inc, 6.7500%, 4/23/30ž	12,102,000	11,621,717
ZF North America Capital Inc, 6.8750%, 4/23/32ž	10,126,000	9,358,864
		192,617,503
Consumer Non-Cyclical – 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,648,940
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,889,174
CVS Health Corp, 5.7000%, 6/1/34#	14,746,000	15,182,412
CVS Health Corp, 4.7800%, 3/25/38	16,581,000	15,216,857
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,150,499
HCA Inc, 3.6250%, 3/15/32	10,927,000	10,078,909
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,695,718
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,759,246
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	12,090,132
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	15,723,742
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	19,677,422
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,627,687
Solventum Corp, 5.4000%, 3/1/29	19,797,000	20,386,270
Solventum Corp, 5.4500%, 3/13/31	30,323,000	31,485,932

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Solventum Corp, 5.6000%, 3/23/34	$39,969,000	$41,133,927
Solventum Corp, 6.0000%, 5/15/64	9,646,000	9,560,761
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36#	8,271,000	8,503,456
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	14,987,000	15,305,039
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	11,755,000	11,965,825
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	26,986,621
		313,068,569
Electric – 0.4%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	22,415,636
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	36,305,250
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	14,654,461
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,901,120
National Grid PLC, 5.8090%, 6/12/33	16,262,000	17,091,416
Xcel Energy Inc, 5.6000%, 4/15/35	12,145,000	12,398,978
		120,766,861
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,443,249
Civitas Resources Inc, 8.6250%, 11/1/30ž	5,452,000	5,535,078
Civitas Resources Inc, 8.7500%, 7/1/31ž	10,106,000	10,218,269
Civitas Resources Inc, 9.6250%, 6/15/33ž	19,592,000	20,085,346
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,253,492
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,631,217
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	13,613,782
DT Midstream Inc, 4.1250%, 6/15/29ž	25,682,000	24,804,332
DT Midstream Inc, 4.3750%, 6/15/31ž	41,648,000	39,881,479
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,728,280
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	11,042,982
Occidental Petroleum Corp, 5.2000%, 8/1/29	9,302,000	9,331,915
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,833,698
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,714,644
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,543,826
Occidental Petroleum Corp, 5.3750%, 1/1/32	21,392,000	21,215,967
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	23,346,765
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,260,215
Viper Energy Partners LP, 7.3750%, 11/1/31ž	19,853,000	21,065,724
		290,550,260
Finance Companies – 0.3%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,847,044
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,616,249
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,711,675
Rocket Cos Inc, 6.1250%, 8/1/30ž	10,068,000	10,259,594
Rocket Cos Inc, 6.3750%, 8/1/33ž	42,189,000	43,167,807
		81,602,369
Insurance – 1.2%
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	46,460,783
Arthur J Gallagher & Co, 5.0000%, 2/15/32	3,263,000	3,306,997
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	11,076,641
Arthur J Gallagher & Co, 5.1500%, 2/15/35	8,158,000	8,161,847
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	15,037,404
Brown & Brown Inc, 4.9000%, 6/23/30	6,298,000	6,356,602
Brown & Brown Inc, 5.2500%, 6/23/32	2,767,000	2,822,072
Brown & Brown Inc, 5.5500%, 6/23/35	2,939,000	2,997,007
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,341,049
Centene Corp, 4.2500%, 12/15/27	53,971,000	53,153,199
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	13,167,386
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,708,437
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,101,697
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	33,024,404
Health Care Service Corp, 5.8750%, 6/15/54ž	13,584,000	13,230,417
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,382,135
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,750,688
UnitedHealth Group Inc, 4.9500%, 1/15/32	32,617,000	33,034,336
UnitedHealth Group Inc, 5.1500%, 7/15/34	13,111,000	13,243,389
		318,356,490
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,625,402
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	20,164,000	20,464,222
		43,089,624

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	$33,827,000	$34,256,840
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	19,193,038
		53,449,878
Technology – 0.7%
CACI International Inc, 6.3750%, 6/15/33ž	8,503,000	8,774,654
Cadence Design Systems Inc, 4.7000%, 9/10/34	14,339,000	14,165,992
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,237,522
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	18,177,938
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	5,367,000	5,504,911
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	11,728,000	12,158,196
Intel Corp, 2.4500%, 11/15/29	6,546,000	5,981,144
Intel Corp, 5.7000%, 2/10/53	17,047,000	15,864,595
Intel Corp, 5.6000%, 2/21/54	4,262,000	3,909,967
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,923,691
Marvell Technology Inc, 4.7500%, 7/15/30	7,347,000	7,379,529
Marvell Technology Inc, 5.4500%, 7/15/35	19,195,000	19,328,580
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,381,676
MSCI Inc, 3.6250%, 9/1/30ž	25,762,000	24,163,319
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	20,339,529
Synopsys Inc, 5.0000%, 4/1/32	14,671,000	14,860,755
Western Digital Corp, 4.7500%, 2/15/26	4,400,000	4,388,423
		198,540,421
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,450,328
Total Corporate Bonds (cost $2,816,397,001)		2,851,522,357
Mortgage-Backed Securities – 7.7%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	1,786,867	1,545,665
3.5000%, TBA, 30 Year Maturity	2,838,025	2,555,202
5.0000%, TBA, 30 Year Maturity	1,124,000	1,101,723
6.0000%, TBA, 30 Year Maturity	10,617,091	10,790,468
		15,993,058
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	15,622	15,988
BO3223, 3.0000%, 10/1/34	757,210	728,022
BO4725, 2.5000%, 11/1/34	612,753	578,530
BO7717, 3.0000%, 11/1/34	315,038	303,179
BO5957, 3.0000%, 12/1/34	360,148	345,796
FS3713, 2.5000%, 12/1/36	26,577,225	24,987,383
995757, 6.0000%, 2/1/37	151,512	158,669
AL6997, 4.5000%, 11/1/42	868,184	861,786
AB7563, 3.0000%, 1/1/43	559,080	509,613
MA1363, 3.0000%, 2/1/43	124,337	112,874
AT2957, 3.0000%, 5/1/43	1,265,287	1,143,250
AL5942, 5.0000%, 7/1/44	92,338	92,707
AL5887, 4.5000%, 10/1/44	2,078,094	2,048,671
AL6542, 4.5000%, 3/1/45	3,368,662	3,320,966
AL6842, 4.0000%, 5/1/45	585,634	561,921
AL7381, 4.5000%, 6/1/45	1,723,596	1,695,995
BM3912, 3.0000%, 3/1/47	4,027,147	3,606,492
CA0108, 3.5000%, 8/1/47	676,306	625,976
BH1902, 3.5000%, 12/1/47	262,234	242,719
BM3282, 3.5000%, 12/1/47	205,246	189,972
BJ4559, 3.5000%, 1/1/48	1,962,022	1,809,815
BJ4566, 4.0000%, 1/1/48	6,928,038	6,585,583
BJ4567, 4.0000%, 1/1/48	2,552,668	2,425,119
CA4646, 3.0000%, 2/1/48	2,623,919	2,351,990
BJ5170, 3.5000%, 3/1/48	355,828	328,837
BK1964, 4.0000%, 3/1/48	1,985,953	1,887,196
BK3211, 4.5000%, 3/1/48	86,257	83,945
BJ9181, 5.0000%, 5/1/48	1,973,170	1,972,971
BN0012, 4.5000%, 8/1/48	47,399	46,128
MA3521, 4.0000%, 11/1/48	4,871,647	4,601,928
BN3899, 4.0000%, 12/1/48	720,399	680,514
FM3664, 4.0000%, 3/1/49	2,356,620	2,226,145
CA3683, 4.5000%, 6/1/49	277,674	269,512
BJ8459, 3.0000%, 8/1/49	2,698,504	2,339,681
BO4113, 3.0000%, 8/1/49	1,359,281	1,178,536
CA4035, 4.5000%, 8/1/49	442,647	429,636

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
MA3774, 3.0000%, 9/1/49	$9,437,024	$8,277,617
BO2983, 3.0000%, 9/1/49	570,920	508,106
MA3908, 4.5000%, 1/1/50	619,997	601,799
CA5327, 2.5000%, 3/1/50	2,101,002	1,746,451
CA5573, 4.0000%, 4/1/50	1,909,300	1,793,449
MA4079, 3.0000%, 7/1/50	8,090,810	7,081,675
BM7069, 4.5000%, 7/1/50	13,379,496	12,772,402
CA6635, 2.5000%, 8/1/50	45,533,010	38,627,867
BK2913, 2.5000%, 8/1/50	1,732,641	1,475,310
FM5076, 4.0000%, 8/1/50	1,619,229	1,520,979
FS2713, 4.5000%, 10/1/50	10,160,704	9,888,293
FS2546, 4.0000%, 3/1/51	392,210	370,495
MA4378, 2.0000%, 7/1/51	55,333,158	44,033,326
FS0359, 2.5000%, 1/1/52	11,825,970	9,973,835
CB2681, 3.5000%, 1/1/52	2,216,366	2,030,249
FS0662, 2.5000%, 2/1/52	56,844,696	47,906,738
FS5130, 2.5000%, 2/1/52	51,330,749	43,194,436
CB2750, 2.5000%, 2/1/52	25,404,710	21,244,886
CB2891, 3.0000%, 2/1/52	34,165,944	29,939,220
BV2802, 3.0000%, 2/1/52	4,645,203	4,060,328
CB2907, 3.5000%, 2/1/52	5,954,514	5,454,030
CB3043, 2.5000%, 3/1/52	23,627,957	19,912,823
FS1081, 2.5000%, 3/1/52	23,387,778	19,637,398
FS5988, 2.5000%, 3/1/52	21,498,595	18,057,631
CB3042, 2.5000%, 3/1/52	8,733,465	7,370,032
BT2256, 2.5000%, 3/1/52	2,088,049	1,753,217
BV2965, 2.5000%, 3/1/52	1,695,624	1,423,720
BV5152, 2.5000%, 3/1/52	1,613,872	1,360,115
BV2962, 2.5000%, 3/1/52	689,069	580,300
BV4144, 3.0000%, 3/1/52	10,600,750	9,280,358
CB3123, 3.5000%, 3/1/52	38,643,592	35,346,798
FS1184, 3.5000%, 3/1/52	3,676,586	3,367,141
CB3240, 3.0000%, 4/1/52	16,955,515	14,839,127
BV5379, 3.0000%, 4/1/52	9,248,507	8,142,241
BV5380, 3.0000%, 4/1/52	8,116,922	7,104,997
BV5394, 3.5000%, 4/1/52	7,677,498	7,017,020
FS1869, 3.5000%, 4/1/52	5,702,423	5,215,933
BV5393, 3.5000%, 4/1/52	4,130,276	3,779,506
FS1301, 3.5000%, 4/1/52	4,059,144	3,684,260
BV8485, 3.5000%, 4/1/52	2,524,255	2,307,099
BV4203, 3.5000%, 4/1/52	1,429,316	1,308,035
BV8484, 3.5000%, 4/1/52	1,376,918	1,259,981
BV7632, 4.5000%, 4/1/52	1,297,789	1,245,413
BV6879, 4.5000%, 4/1/52	1,092,438	1,048,350
BW0081, 4.5000%, 4/1/52	617,443	592,477
BV7132, 4.5000%, 4/1/52	500,241	480,014
BW0072, 4.5000%, 4/1/52	458,438	439,937
BV7131, 4.5000%, 4/1/52	347,264	333,226
FS6926, 2.5000%, 5/1/52	59,669,833	50,157,331
CB3501, 3.5000%, 5/1/52	6,896,777	6,261,171
BV8544, 3.5000%, 5/1/52	4,088,884	3,736,823
FS3377, 4.0000%, 5/1/52	8,368,173	7,904,869
BW0343, 4.5000%, 5/1/52	1,784,015	1,711,879
FS9074, 3.0000%, 6/1/52	47,322,930	41,277,739
FS5668, 3.0000%, 6/1/52	12,382,566	10,800,775
FS9620, 3.0000%, 6/1/52	7,343,113	6,418,810
FS3160, 3.0000%, 6/1/52	4,720,376	4,124,941
CB3837, 3.5000%, 6/1/52	24,895,493	22,765,816
FS2144, 3.5000%, 6/1/52	14,247,314	13,044,870
FS5491, 3.0000%, 7/1/52	20,349,062	17,782,201
FS5339, 3.0000%, 7/1/52	11,760,125	10,278,049
CB4076, 3.5000%, 7/1/52	3,601,757	3,293,646
CB4329, 3.5000%, 7/1/52	1,259,661	1,153,251
BW0972, 4.5000%, 7/1/52	6,714,095	6,454,721
CB4320, 3.5000%, 8/1/52	2,519,529	2,303,802
BW7369, 5.0000%, 10/1/52	5,859,736	5,794,543
BW1288, 5.0000%, 10/1/52	2,615,382	2,584,856
BT8021, 5.0000%, 1/1/53	2,367,727	2,340,808
BX5759, 5.0000%, 1/1/53	807,954	798,398

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BX5969, 5.0000%, 2/1/53	$967,055	$955,903
BX8071, 5.0000%, 3/1/53	590,327	582,368
BX7860, 5.5000%, 3/1/53	319,219	322,927
BX9351, 5.0000%, 4/1/53	1,148,875	1,133,385
BY0782, 5.5000%, 4/1/53	181,898	183,986
BY1920, 5.0000%, 5/1/53	585,549	577,618
BY1896, 5.5000%, 5/1/53	334,246	338,061
BY0866, 5.5000%, 5/1/53	172,542	174,511
BY3263, 5.0000%, 6/1/53	1,161,533	1,145,654
BY2783, 5.0000%, 6/1/53	706,199	696,589
FS5292, 5.5000%, 6/1/53	29,024,437	29,413,938
BY4284, 5.5000%, 6/1/53	478,006	484,702
CB6686, 4.5000%, 7/1/53	3,158,210	3,060,002
FS9027, 5.5000%, 7/1/53	57,732,375	58,403,246
BY6374, 5.5000%, 7/1/53	1,371,686	1,387,158
BY7004, 5.5000%, 7/1/53	645,806	654,746
BY6690, 5.0000%, 8/1/53	693,715	685,430
CB7112, 5.5000%, 9/1/53	22,581,843	22,867,089
CB7430, 5.5000%, 11/1/53	6,493,995	6,603,960
FS8037, 6.0000%, 1/1/54	6,568,342	6,793,994
CB8221, 5.5000%, 3/1/54	39,558,379	39,768,272
CB8134, 5.5000%, 3/1/54	12,037,430	12,237,950
FS7607, 6.0000%, 3/1/54	5,652,178	5,832,210
FS7643, 6.0000%, 4/1/54	13,704,100	14,137,368
CB8543, 6.0000%, 5/1/54	36,609,113	37,650,559
CB8818, 5.0000%, 7/1/54	10,627,592	10,478,092
FS9246, 5.5000%, 10/1/54	6,881,582	6,956,511
CB9612, 5.5000%, 12/1/54	26,534,376	26,654,320
BF0130, 3.5000%, 8/1/56	8,893,295	8,037,397
BF0167, 3.0000%, 2/1/57	8,870,967	7,594,902
BF0189, 3.0000%, 6/1/57	164,563	140,395
BF0619, 2.5000%, 3/1/62	53,523,842	43,022,400
BF0598, 2.5000%, 3/1/62	17,628,445	14,458,130
		1,125,159,757
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,397,425	1,321,781
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	6,235,694	6,076,411
ZK8962, 3.0000%, 9/1/32	1,668,206	1,615,136
ZK9009, 3.0000%, 10/1/32	828,436	801,251
ZK9085, 3.0000%, 12/1/32	465,667	451,013
ZK9163, 3.0000%, 1/1/33	1,080,466	1,045,584
SB0040, 2.5000%, 12/1/33	7,025,881	6,759,145
QN0786, 3.0000%, 10/1/34	2,025,332	1,946,631
QN0783, 3.0000%, 10/1/34	874,524	839,689
SB0116, 2.5000%, 11/1/34	2,339,367	2,210,437
QN0951, 2.5000%, 11/1/34	624,667	590,361
SB0866, 2.5000%, 6/1/37	20,640,781	19,293,922
ZS3695, 6.0000%, 4/1/40	2,170,784	2,277,495
ZT1145, 4.5000%, 5/1/44	667,757	657,063
ZT1167, 4.0000%, 4/1/45	17,711	16,919
ZT1257, 3.0000%, 1/1/46	375,687	341,120
ZM1434, 3.5000%, 7/1/46	1,586,246	1,466,773
ZT1633, 4.0000%, 3/1/47	772,005	735,311
ZT0534, 3.5000%, 12/1/47	4,914,824	4,529,079
ZM5707, 3.5000%, 2/1/48	1,805,911	1,659,620
ZM5945, 4.0000%, 3/1/48	1,648,925	1,566,927
ZM5865, 4.5000%, 3/1/48	79,433	77,303
ZM6276, 4.0000%, 4/1/48	1,909,925	1,813,588
ZM6220, 4.0000%, 4/1/48	1,815,263	1,714,761
ZM6427, 4.0000%, 5/1/48	3,252,054	3,072,004
ZM7182, 4.5000%, 7/1/48	577,392	561,912
ZM7926, 5.0000%, 9/1/48	105,398	104,896
ZT1320, 4.0000%, 11/1/48	436,273	412,119
SI2017, 4.0000%, 12/1/48	5,440,287	5,139,121
ZN2165, 4.5000%, 12/1/48	1,616,303	1,572,930
ZA7158, 4.5000%, 6/1/49	394,433	380,458
RA1087, 4.5000%, 7/1/49	2,814,983	2,715,246
RA1088, 4.5000%, 7/1/49	507,731	492,807

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QA2159, 3.0000%, 8/1/49	$772,667	$669,924
RA1188, 4.5000%, 8/1/49	2,784,896	2,686,225
QA4936, 3.0000%, 12/1/49	899,600	789,077
QA5622, 3.0000%, 12/1/49	771,323	676,561
RA1999, 4.5000%, 1/1/50	1,873,353	1,806,979
SD8040, 4.5000%, 1/1/50	472,522	458,653
QA8274, 3.5000%, 3/1/50	571,952	517,902
SD1551, 4.0000%, 3/1/50	5,215,326	4,926,580
SE9056, 4.5000%, 3/1/50	6,121,503	5,828,167
QB1708, 2.5000%, 8/1/50	931,203	793,189
QB2976, 2.5000%, 8/1/50	366,084	311,713
QB3353, 2.5000%, 9/1/50	1,636,247	1,392,726
SD1143, 4.5000%, 9/1/50	15,200,994	14,793,452
RA5285, 2.5000%, 5/1/51	36,928,302	30,973,024
SD1137, 2.5000%, 6/1/51	14,151,899	11,979,475
QC5848, 2.5000%, 8/1/51	42,220,598	35,385,715
RA5906, 2.5000%, 9/1/51	34,553,577	29,055,774
SD0688, 2.5000%, 10/1/51	37,195,628	31,253,785
SD7548, 2.5000%, 11/1/51	12,618,213	10,661,521
QD6087, 2.5000%, 1/1/52	3,646,755	3,082,829
QD4842, 2.5000%, 1/1/52	2,335,781	1,973,859
QD7069, 2.5000%, 2/1/52	5,565,180	4,690,141
QD9513, 2.5000%, 2/1/52	3,330,757	2,785,602
QD6554, 3.0000%, 2/1/52	2,991,749	2,619,443
QD6555, 3.0000%, 2/1/52	1,940,565	1,708,878
SD0931, 2.5000%, 3/1/52	27,813,092	23,335,631
QD8288, 2.5000%, 3/1/52	911,312	765,178
QD9182, 3.0000%, 3/1/52	2,813,552	2,477,322
QE0318, 4.5000%, 3/1/52	291,254	279,500
QE0354, 3.5000%, 4/1/52	2,933,160	2,680,827
QE1072, 3.5000%, 4/1/52	2,868,140	2,621,400
SD0943, 3.5000%, 4/1/52	2,399,235	2,197,577
QE1073, 3.5000%, 4/1/52	854,613	782,034
QD9191, 3.5000%, 4/1/52	718,181	657,242
SD8212, 2.5000%, 5/1/52	13,004,413	10,823,673
SD3493, 2.5000%, 5/1/52	11,597,685	9,752,184
SD7023, 3.0000%, 6/1/52	16,208,510	14,137,636
SD1840, 3.0000%, 6/1/52	11,483,921	10,035,322
SD1150, 3.5000%, 6/1/52	4,765,459	4,364,916
QF0488, 5.5000%, 9/1/52	6,268,491	6,327,538
QF2386, 5.0000%, 10/1/52	11,279,513	11,134,484
QF2145, 5.0000%, 10/1/52	361,452	356,804
QF2437, 5.5000%, 10/1/52	380,748	387,464
QF7813, 5.0000%, 1/1/53	467,211	461,862
QF6841, 5.0000%, 1/1/53	407,451	402,132
QF8398, 5.0000%, 3/1/53	1,682,972	1,660,387
QF9871, 5.0000%, 3/1/53	1,618,563	1,596,741
QG1442, 5.0000%, 4/1/53	1,865,087	1,834,112
QG2380, 5.0000%, 5/1/53	5,483,958	5,409,330
QG3598, 5.0000%, 5/1/53	3,233,244	3,189,245
QG3742, 5.0000%, 5/1/53	418,994	413,292
SD2897, 5.5000%, 5/1/53	4,447,257	4,474,594
QG2543, 5.5000%, 5/1/53	508,722	514,528
QG4742, 5.0000%, 6/1/53	2,219,529	2,181,935
QG5161, 5.0000%, 6/1/53	2,077,740	2,041,849
QG5055, 5.0000%, 6/1/53	1,776,747	1,746,653
QG3917, 5.0000%, 6/1/53	1,335,791	1,317,613
QG4676, 5.0000%, 6/1/53	843,621	829,048
QG3912, 5.5000%, 6/1/53	1,679,998	1,699,172
QG4741, 5.5000%, 6/1/53	1,259,566	1,261,346
QG6693, 5.5000%, 7/1/53	6,159,025	6,228,495
QG7441, 5.5000%, 7/1/53	3,344,481	3,382,205
SD4294, 5.5000%, 9/1/53	4,667,254	4,744,587
RA9851, 6.0000%, 9/1/53	36,796,408	37,841,249
SD4009, 6.0000%, 9/1/53	11,444,874	11,814,948
SD4668, 6.0000%, 10/1/53	19,136,526	19,572,489
SD4247, 6.5000%, 11/1/53	14,485,366	15,165,122
SD5067, 5.5000%, 3/1/54	6,298,981	6,376,604
QI2699, 5.5000%, 4/1/54	3,185,544	3,243,113

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
RJ1341, 6.0000%, 4/1/54	$26,629,953	$27,387,515
RJ2292, 5.5000%, 9/1/54	25,637,909	25,924,988
RJ2663, 5.0000%, 10/1/54	9,256,749	9,126,532
RJ3021, 5.5000%, 12/1/54	42,665,785	42,858,648
SL1226, 5.5000%, 5/1/55	8,263,604	8,361,682
RJ4363, 5.5000%, 6/1/55	1,232,000	1,247,861
		632,184,835
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	32,578,133	27,679,587
3.5000%, TBA, 30 Year Maturity	20,258,806	18,413,310
4.0000%, TBA, 30 Year Maturity	11,351,459	10,551,227
5.0000%, TBA, 30 Year Maturity	18,848,683	18,513,497
		75,157,621
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	40,194	42,174
784059, 4.0000%, 1/15/45	7,365,341	7,026,604
784182, 4.5000%, 8/15/46	9,616,719	9,399,043
BB4357, 4.0000%, 7/15/47	1,699,834	1,611,181
BC7161, 4.0000%, 8/15/47	228,275	216,575
BD7109, 4.0000%, 11/15/47	216,128	205,050
BD7135, 4.0000%, 12/15/47	711,903	674,774
		19,175,401
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	27,641,834	24,798,294
BB9817, 4.0000%, 8/20/47	943,392	893,849
BB9814, 4.0000%, 8/20/47	154,947	146,810
BB9835, 4.0000%, 8/20/47	144,832	137,226
MA5021, 4.5000%, 2/20/48	921,102	900,702
BH3673, 4.5000%, 5/20/48	1,266,409	1,231,021
BH3672, 4.5000%, 5/20/48	286,293	278,293
MA5264, 4.0000%, 6/20/48	7,252,172	6,840,678
MA5400, 5.0000%, 8/20/48	2,702,801	2,697,714
MA5930, 3.5000%, 5/20/49	36,502,074	33,604,533
MA7255, 2.5000%, 3/20/51	35,108,231	29,852,247
MA7313, 3.0000%, 4/20/51	23,866,495	21,135,711
MA7473, 3.0000%, 7/20/51	19,251,370	17,044,188
MA7535, 3.0000%, 8/20/51	43,721,189	38,705,153
785843, 2.5000%, 1/20/52	26,063,211	21,875,959
		200,142,378
Total Mortgage-Backed Securities (cost $2,126,777,438)		2,069,134,831
United States Treasury Notes/Bonds – 6.8%
3.8750%, 3/31/27	37,635,000	37,693,805
3.7500%, 4/30/27	100,000,000	99,984,375
3.8750%, 5/31/27	52,223,000	52,345,398
3.8750%, 6/15/28	176,226,000	177,162,201
4.0000%, 5/31/30	757,861,800	765,203,586
4.1250%, 5/31/32	10,871,000	10,962,724
4.2500%, 5/15/35	225,070,300	225,421,972
5.0000%, 5/15/45	245,029,000	251,690,726
4.6250%, 2/15/55	233,014,000	226,824,565
Total United States Treasury Notes/Bonds (cost $1,824,375,882)		1,847,289,352
Common Stocks – 62.9%
Aerospace & Defense – 1.5%
General Electric Co	992,922	255,568,194
Howmet Aerospace Inc	790,995	147,227,899
		402,796,093
Banks – 1.4%
JPMorgan Chase & Co	1,309,427	379,615,982
Beverages – 0.7%
Constellation Brands Inc - Class A	374,913	60,990,847
Monster Beverage Corp*	1,989,688	124,634,056
		185,624,903
Biotechnology – 1.6%
AbbVie Inc	950,950	176,515,339
Amgen Inc	461,385	128,823,306
Vertex Pharmaceuticals Inc*	281,468	125,309,553
		430,648,198
Building Products – 0.6%
Trane Technologies PLC	395,857	173,151,810

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Capital Markets – 3.1%
Charles Schwab Corp	1,114,701	$101,705,319
CME Group Inc	418,219	115,269,521
Goldman Sachs Group Inc	279,888	198,090,732
Intercontinental Exchange Inc	684,708	125,623,377
Moody's Corp	161,853	81,183,846
Morgan Stanley	1,571,408	221,348,531
		843,221,326
Chemicals – 0.4%
Corteva Inc	1,325,144	98,762,982
Communications Equipment – 0.4%
Motorola Solutions Inc	229,180	96,361,023
Consumer Finance – 1.6%
American Express Co	1,384,877	441,748,065
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	1,112,002	624,878,404
Electrical Equipment – 0.7%
Eaton Corp PLC	519,575	185,483,079
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp	1,899,883	187,613,446
Entertainment – 2.3%
Netflix Inc*	231,625	310,175,986
Walt Disney Co/The	2,442,011	302,833,784
		613,009,770
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	146,975	145,496,432
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	1,006,705	136,921,947
Intuitive Surgical Inc*	201,614	109,559,064
Stryker Corp	412,212	163,083,433
		409,564,444
Health Care Providers & Services – 1.1%
HCA Healthcare Inc	320,742	122,876,260
UnitedHealth Group Inc	510,296	159,197,043
		282,073,303
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	52,343	303,026,189
Chipotle Mexican Grill Inc*	2,272,917	127,624,290
Hilton Worldwide Holdings Inc	573,207	152,667,952
Royal Caribbean Cruises Ltd	620,248	194,224,459
		777,542,890
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	429,294	83,201,470
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Prologis Inc	1,079,088	113,433,731
Information Technology Services – 0.6%
Accenture PLC	519,098	155,153,201
Insurance – 1.8%
Marsh & McLennan Cos Inc	554,507	121,237,411
Progressive Corp/The	1,314,991	350,918,498
		472,155,909
Interactive Media & Services – 4.9%
Alphabet Inc - Class C	3,887,672	689,634,136
Meta Platforms Inc - Class A	854,922	631,009,379
		1,320,643,515
Life Sciences Tools & Services – 1.1%
Danaher Corp	775,031	153,099,624
Thermo Fisher Scientific Inc	349,866	141,856,668
		294,956,292
Machinery – 0.5%
Deere & Co	248,128	126,170,607
Multiline Retail – 3.1%
Amazon.com Inc*	3,853,104	845,332,487
Oil, Gas & Consumable Fuels – 1.1%
Chevron Corp	1,302,184	186,459,727
ConocoPhillips	1,316,857	118,174,747
		304,634,474
Pharmaceuticals – 2.1%
Eli Lilly & Co	397,233	309,655,040

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson	1,140,418	$174,198,850
Zoetis Inc	591,912	92,308,676
		576,162,566
Professional Services – 0.4%
Automatic Data Processing Inc	335,512	103,471,901
Road & Rail – 0.9%
Uber Technologies Inc*	1,318,082	122,977,051
Union Pacific Corp	471,676	108,523,214
		231,500,265
Semiconductor & Semiconductor Equipment – 9.3%
Broadcom Inc	1,887,597	520,316,113
KLA Corp	229,769	205,813,284
Lam Research Corp	1,812,475	176,426,317
NVIDIA Corp	10,232,704	1,616,664,905
		2,519,220,619
Software – 8.8%
Adobe Inc*	408,289	157,958,848
Cadence Design Systems Inc*	404,384	124,610,930
Intuit Inc	242,263	190,813,607
Microsoft Corp	3,175,586	1,579,568,232
Oracle Corp	861,197	188,283,500
ServiceNow Inc*	134,587	138,366,203
		2,379,601,320
Specialized Real Estate Investment Trusts (REITs) – 0.1%
Equinix Inc	43,425	34,543,285
Specialty Retail – 1.2%
Home Depot Inc	591,918	217,020,816
TJX Cos Inc	911,054	112,506,058
		329,526,874
Technology Hardware, Storage & Peripherals – 2.6%
Apple Inc	3,439,941	705,772,695
Textiles, Apparel & Luxury Goods – 0.4%
NIKE Inc - Class B	1,644,573	116,830,466
Total Common Stocks (cost $7,411,524,309)		16,989,903,827
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $374,362,767)	374,292,388	374,367,247
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº,£	169,800	169,800
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 7/1/25	$42,450	42,450
Total Investments Purchased with Cash Collateral from Securities Lending (cost $212,250)		212,250
Total Investments (total cost $17,636,966,849) – 100.7%		27,218,592,089
Liabilities, net of Cash, Receivables and Other Assets – (0.7)%		(192,978,081)
Net Assets – 100%		$27,025,614,008

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$27,031,487,978	99.3%
France	50,267,809	0.2
Israel	35,774,320	0.1
Australia	25,779,227	0.1
Canada	24,415,460	0.1
Germany	20,980,581	0.1
United Kingdom	17,091,416	0.1
Belgium	12,795,298	0.0
Total	$27,218,592,089	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$768,662,296	$2,999,854,601	$(3,394,149,650)	$21,998	$(21,998)	$374,367,247	374,292,388	$18,889,342
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	1,029,107,737	(1,028,937,937)	-	-	169,800	169,800	93,615 ∆
Total Affiliated Investments - 1.4%
	$768,662,296	$4,028,962,338	$(4,423,087,587)	$21,998	$(21,998)	$374,537,047	374,462,188	$18,982,957

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	5,396	10/3/25	$1,122,494,471	$2,932,170
5 Year US Treasury Note	12,516	10/3/25	1,364,244,000	14,577,523
Ultra Long Term US Treasury Bond	3,375	9/30/25	402,046,875	8,044,001
US Treasury Long Bond	5,467	9/30/25	631,267,656	19,054,015
Total - Futures Long				44,607,709
Futures Short:
10 Year US Treasury Note	875	9/30/25	(98,109,375)	(1,507,353)
Ultra 10 Year Treasury Note	5,070	9/30/25	(579,326,719)	(4,729,616)
Total - Futures Short				(6,236,969)
Total				$38,370,740

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Futures contracts:
Average notional amount of contracts - long	$3,987,473,470
Average notional amount of contracts - short	578,983,688

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$3,643,580,380, which represents 13.5% of net assets.

*	Non-income producing security.
‡
Variable or floating rate security. Rate shown is the current rate as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of June 30, 2025.
#	Loaned security; a portion of the security is on loan at June 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of June 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$4,806,267	$4,773,895	0.0%
The Fund has registration rights for certain restricted securities held as of June 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,941,104,842	$-
Bank Loans and Mezzanine Loans	-	145,057,383	-
Corporate Bonds	-	2,851,522,357	-
Mortgage-Backed Securities	-	2,069,134,831	-
United States Treasury Notes/Bonds	-	1,847,289,352	-
Common Stocks	16,989,903,827	-	-
Investment Companies	-	374,367,247	-
Investments Purchased with Cash Collateral from Securities Lending	-	212,250	-
Total Investments in Securities	$16,989,903,827	$10,228,688,262	$-
Other Financial Instruments(a):
Futures Contracts	44,607,709	-	-
Total Assets	$17,034,511,536	$10,228,688,262	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$6,236,969	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70213 08-25